4. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are summarized as follows:

	December 31, 2017	December 31, 2016
Prepaid insurance	$25,402	$26,124
Deposit on future raw materials	30,272	21,168
Prepaid services	–	46,875
Total prepaid expenses and other current assets	$55,674	$94,167